Subsequent events	12 Months Ended
Dec. 31, 2020
Subequent events [Abstract]
Subsequent events
The Group has evaluated subsequent events through March 4, 2021, which is the date the financial statements were authorized for issuance.
Merger of Groupe PSA and FCA
Timeline of the merger and business combination date
On December 17, 2019, FCA and PSA entered into a combination agreement providing for the combination of FCA and PSA through a cross-border merger, with FCA as the surviving legal entity in the merger (“Stellantis”).
On September 14, 2020, FCA and PSA agreed to amend the combination agreement. According to the combination agreement amendment, the FCA Extraordinary Dividend, to be paid to former FCA shareholders was reduced to €2.9 billion, with PSA’s 46 percent stake in Faurecia planned to be distributed to all Stellantis shareholders promptly after closing following approval of the Stellantis board and shareholders.
On January 4, 2021, PSA and FCA held their respective extraordinary general shareholder meetings in order to, among other matters, approve the merger transaction. The respective shareholder meetings approved the merger. Following the respective shareholder approvals and receipt of the final regulatory clearances, FCA and PSA completed the legal merger. The conditions agreed to as part of the regulatory clearance do not have a material impact on the cash flows or financial positions for PSA.
On January 17, 2021, the combined company was renamed Stellantis, the board of directors was appointed and the Stellantis articles of association became effective. On this date, the Stellantis management and board of directors collectively obtained the power and the ability to control the assets, liabilities and operations of both FCA and PSA. As such, under IFRS 3, January 17, 2021 is the acquisition date for the business combination.
On January 29, 2021, the approximately €2.9 billion extraordinary dividend was paid to holders of FCA common shares of record as of the close of business on Friday, January 15, 2021.
Identification of the accounting acquirer
In 2021, the merger will be accounted for by Stellantis using the acquisition method of accounting in accordance with IFRS 3, which requires the identification of the acquirer and the acquiree for accounting purposes. Based on the assessment of the indicators under IFRS 3 and consideration of all pertinent facts and circumstances, FCA and PSA’s management determined that PSA is the acquirer for accounting purposes and as such, the merger will be accounted for as a reverse acquisition. In identifying PSA as the acquiring entity, notwithstanding that the merger was effected through an issuance of FCA shares, the most significant indicators were (i) the composition of the combined group’s board, which is composed of eleven directors, six of whom are to be nominated by PSA, PSA shareholders or PSA employees, or are current PSA executives, (ii) the combined group’s first CEO, who is vested with the full authority to individually represent the combined group, and was the president of the PSA Managing Board prior to the merger, and (iii) the payment of a premium by pre-merger shareholders of PSA.
Computation of the consideration transferred
PSA shareholders received 1.742 FCA common shares for each PSA ordinary share held immediately prior to the merger as consideration in connection with the merger, which represented 1,545,220,196 shares. However, as required by IFRS 3, the consideration transferred is calculated as if PSA, as the accounting acquirer, issued shares to the shareholders of the accounting acquiree, FCA. The value of the consideration transferred has been measured based on the closing price of PSA’s shares of €21.85 per share on January 15, 2021, which was the final share price of PSA prior to the acquisition date. The number of PSA shares that PSA is deemed to issue to FCA shareholders under reverse acquisition accounting provides the former FCA shareholders with the same ownership in the combined group as obtained in the merger. Based on the number of shares of FCA and PSA that are issued and outstanding as of January 16, 2021, the respective percentages of ownership of PSA and the former FCA shareholders are as follows:

	Number of shares issued and outstanding as of January 16, 2021		Exchange ratio	Adjusted number of shares on completion (i.e. Stellantis shares)		Exchange ratio	Deemed number of shares for consideration transferred calculation
	(a)		(b)	(c) = (a)*(b)		(d)	(e) = (c)/(d)
PSA	887,038,000	(1)	1.742	1,545,220,196	49.53%	1.742	887,038,000	49.53%
FCA	1,574,714,499	(2)	1	1,574,714,499	50.47%	1.742	903,969,288	50.47%
Total				3,119,934,695			1,791,007,288
________________________________________________________________________________________________________________________________________________
(1) Number of shares as of January 16, 2021, net of 7,790,213 treasury shares.
(2) The number of shares as of January 16, 2021 includes 7,195,225 shares that vested during 2020 in connection with FCA’s Equity Incentive Plan
In addition to the above, in line with the guidance in IFRS 2 - Share-based payment and IFRS 3 - Business combinations, included within consideration transferred is a portion of the fair value of the share-based awards to former FCA employees. As a result of the merger, each outstanding FCA PSU award and each outstanding FCA RSU award has been replaced by Stellantis RSU awards, which will continue to be governed by the same terms and conditions, including service-based vesting terms. Both the FCA PSU Adjusted EBIT and PSU TSR awards were deemed to be satisfied at target upon conversion to Stellantis RSU awards. The portion of the fair value of the share-based payment awards that is included in the consideration transferred has been determined by multiplying the fair value of the original FCA awards as of January 16, 2021 by the portion of the requisite service period that elapsed prior to the merger divided by the total service period.
The computation of the consideration transferred under reverse acquisition accounting is summarized as follows:

Number of shares of PSA deemed to be issued to FCA shareholders under reverse acquisition accounting	Number of shares	903,969,288
Market price of PSA shares as of January 15, 2021	€	€21.85
Fair value of common shares deemed to be issued to FCA shareholders as of January 15, 2021	€ million	19,752
Additional consideration for share-based compensation	€ million	85
Consideration transferred	€ million	€19,837
Purchase Accounting
The IFRS 3 acquisition method of accounting applies the fair value concepts defined in IFRS 13 - Fair Value Measurement (“IFRS 13”) and requires, among other things, most of the assets acquired and the liabilities assumed in a business combination to be recognized by the acquirer at their fair values as of the acquisition date. As a result, the acquisition method of accounting will be applied and the assets and liabilities of FCA will be recorded at their respective fair values, with limited exceptions as permitted by IFRS 3. Any excess of the consideration transferred over the fair value of FCA’s assets acquired and liabilities assumed will be recorded as goodwill. PSA’s assets and liabilities together with PSA’s operations will continue to be recorded at their pre-merger historical carrying values for all periods presented in the consolidated financial statements of Stellantis. Following the completion of the merger, the earnings of the combined group will reflect the impacts of purchase accounting adjustments, including any changes in amortization and depreciation expense for acquired assets.
The purchase price allocation process is still at a preliminary stage due to the proximity of the acquisition date to the date of the issuance of the financial statements, and as such, certain valuations and other studies have yet to commence or progress to a stage where there is sufficient information for these measurements to be made. The fair values, with limited exceptions as provided under IFRS 3, assigned to the assets acquired and liabilities assumed will be finalized during the one-year measurement period provided for by IFRS 3.
Faurecia distribution
Following agreement between FCA and PSA, PSA announced on October 29, 2020 the sale of approximately 9.7 million ordinary shares of Faurecia, representing approximately 7 percent of Faurecia’s outstanding share capital, with proceeds of approximately €308 million. This sale was recorded as an equity transaction. According to the combination agreement amendment, PSA’s 39.34 percent stake in Faurecia as well as the proceeds from the 7 percent sale are intended to be distributed to all Stellantis shareholders promptly after the closing of the merger. At December 31, 2020, Faurecia continues to be consolidated within continuing operations of PSA’s consolidated financial statements, as PSA concluded that Faurecia was not readily available for distribution until the merger was approved by PSA and FCA shareholders.
On January 12, 2021, PSA (i) converted the manner in which it holds its remaining Faurecia ordinary shares resulting in the loss of the double voting rights attached to such Faurecia ordinary shares and (ii) caused its representatives on the board of directors of Faurecia to resign effective January 11, 2021. As a result of its loss of control over Faurecia on January 12, 2021, PSA will discontinue the consolidation of Faurecia, will recognize a gain of approximately €0.5 billion before tax and Faurecia will be reported retrospectively as a discontinued operation in 2021 until Faurecia is distributed by Stellantis. The remaining 39.34 percent investment in Faurecia will be accounted for as an investment in a non-consolidated entity measured at fair value under IFRS 9.
On January 25, 2021, the extraordinary general meeting of shareholders (“EGM”) was convened, in order to approve the distribution by Stellantis to the holders of its common shares of up to 54,297,006 ordinary shares of Faurecia and up to €308 million which are the proceeds received by PSA from the sale of ordinary shares of Faurecia in November 2020. The EGM will be held on March 8, 2021.
Anti-dilution adjustments - PSU awards and RSU awards
In December 2020, the FCA Compensation Committee approved the methodology to calculate the conversion factor of 1.144605 that was applied to outstanding awards under the Long Term Incentive Plan to make equity award holders whole for the resulting diminution in the value of an FCA common share as a result of the payment of an extraordinary cash distribution to holders of FCA common shares on January 29, 2021 (January 14, 2021 ex-dividend date). There was no change to the total cost of these awards to be amortized over the remaining vesting period as a result of these adjustments.

FCA/PSA Merger
Merger of Groupe PSA and FCA
Timeline of the merger and business combination date
On December 17, 2019, FCA and PSA entered into a combination agreement providing for the combination of FCA and PSA through a cross-border merger, with FCA as the surviving legal entity in the merger (“Stellantis”).
On September 14, 2020, FCA and PSA agreed to amend the combination agreement. According to the combination agreement amendment, the FCA Extraordinary Dividend, to be paid to former FCA shareholders was reduced to €2.9 billion, with PSA’s 46 percent stake in Faurecia planned to be distributed to all Stellantis shareholders promptly after closing following approval of the Stellantis board and shareholders.
On January 4, 2021, PSA and FCA held their respective extraordinary general shareholder meetings in order to, among other matters, approve the merger transaction. The respective shareholder meetings approved the merger. Following the respective shareholder approvals and receipt of the final regulatory clearances, FCA and PSA completed the legal merger. The conditions agreed to as part of the regulatory clearance do not have a material impact on the cash flows or financial positions for PSA.
On January 17, 2021, the combined company was renamed Stellantis, the board of directors was appointed and the Stellantis articles of association became effective. On this date, the Stellantis management and board of directors collectively obtained the power and the ability to control the assets, liabilities and operations of both FCA and PSA. As such, under IFRS 3, January 17, 2021 is the acquisition date for the business combination.
On January 29, 2021, the approximately €2.9 billion extraordinary dividend was paid to holders of FCA common shares of record as of the close of business on Friday, January 15, 2021.
Identification of the accounting acquirer
In 2021, the merger will be accounted for by Stellantis using the acquisition method of accounting in accordance with IFRS 3, which requires the identification of the acquirer and the acquiree for accounting purposes. Based on the assessment of the indicators under IFRS 3 and consideration of all pertinent facts and circumstances, FCA and PSA’s management determined that PSA is the acquirer for accounting purposes and as such, the merger will be accounted for as a reverse acquisition. In identifying PSA as the acquiring entity, notwithstanding that the merger was effected through an issuance of FCA shares, the most significant indicators were (i) the composition of the combined group’s board, which is composed of eleven directors, six of whom are to be nominated by PSA, PSA shareholders or PSA employees, or are current PSA executives, (ii) the combined group’s first CEO, who is vested with the full authority to individually represent the combined group, and was the president of the PSA Managing Board prior to the merger, and (iii) the payment of a premium by pre-merger shareholders of PSA.
Computation of the consideration transferred
PSA shareholders received 1.742 FCA common shares for each PSA ordinary share held immediately prior to the merger as consideration in connection with the merger, which represented 1,545,220,196 shares. However, as required by IFRS 3, the consideration transferred is calculated as if PSA, as the accounting acquirer, issued shares to the shareholders of the accounting acquiree, FCA. The value of the consideration transferred has been measured based on the closing price of PSA’s shares of €21.85 per share on January 15, 2021, which was the final share price of PSA prior to the acquisition date. The number of PSA shares that PSA is deemed to issue to FCA shareholders under reverse acquisition accounting provides the former FCA shareholders with the same ownership in the combined group as obtained in the merger. Based on the number of shares of FCA and PSA that are issued and outstanding as of January 16, 2021, the respective percentages of ownership of PSA and the former FCA shareholders are as follows:

	Number of shares issued and outstanding as of January 16, 2021		Exchange ratio	Adjusted number of shares on completion (i.e. Stellantis shares)		Exchange ratio	Deemed number of shares for consideration transferred calculation
	(a)		(b)	(c) = (a)*(b)		(d)	(e) = (c)/(d)
PSA	887,038,000	(1)	1.742	1,545,220,196	49.53%	1.742	887,038,000	49.53%
FCA	1,574,714,499	(2)	1	1,574,714,499	50.47%	1.742	903,969,288	50.47%
Total				3,119,934,695			1,791,007,288
________________________________________________________________________________________________________________________________________________
(1) Number of shares as of January 16, 2021, net of 7,790,213 treasury shares.
(2) The number of shares as of January 16, 2021 includes 7,195,225 shares that vested during 2020 in connection with FCA’s Equity Incentive Plan
In addition to the above, in line with the guidance in IFRS 2 - Share-based payment and IFRS 3 - Business combinations, included within consideration transferred is a portion of the fair value of the share-based awards to former FCA employees. As a result of the merger, each outstanding FCA PSU award and each outstanding FCA RSU award has been replaced by Stellantis RSU awards, which will continue to be governed by the same terms and conditions, including service-based vesting terms. Both the FCA PSU Adjusted EBIT and PSU TSR awards were deemed to be satisfied at target upon conversion to Stellantis RSU awards. The portion of the fair value of the share-based payment awards that is included in the consideration transferred has been determined by multiplying the fair value of the original FCA awards as of January 16, 2021 by the portion of the requisite service period that elapsed prior to the merger divided by the total service period.
The computation of the consideration transferred under reverse acquisition accounting is summarized as follows:

Number of shares of PSA deemed to be issued to FCA shareholders under reverse acquisition accounting	Number of shares	903,969,288
Market price of PSA shares as of January 15, 2021	€	€21.85
Fair value of common shares deemed to be issued to FCA shareholders as of January 15, 2021	€ million	19,752
Additional consideration for share-based compensation	€ million	85
Consideration transferred	€ million	€19,837
Purchase Accounting
The IFRS 3 acquisition method of accounting applies the fair value concepts defined in IFRS 13 - Fair Value Measurement (“IFRS 13”) and requires, among other things, most of the assets acquired and the liabilities assumed in a business combination to be recognized by the acquirer at their fair values as of the acquisition date. As a result, the acquisition method of accounting will be applied and the assets and liabilities of FCA will be recorded at their respective fair values, with limited exceptions as permitted by IFRS 3. Any excess of the consideration transferred over the fair value of FCA’s assets acquired and liabilities assumed will be recorded as goodwill. PSA’s assets and liabilities together with PSA’s operations will continue to be recorded at their pre-merger historical carrying values for all periods presented in the consolidated financial statements of Stellantis. Following the completion of the merger, the earnings of the combined group will reflect the impacts of purchase accounting adjustments, including any changes in amortization and depreciation expense for acquired assets.
The purchase price allocation process is still at a preliminary stage due to the proximity of the acquisition date to the date of the issuance of the financial statements, and as such, certain valuations and other studies have yet to commence or progress to a stage where there is sufficient information for these measurements to be made. The fair values, with limited exceptions as provided under IFRS 3, assigned to the assets acquired and liabilities assumed will be finalized during the one-year measurement period provided for by IFRS 3.
Faurecia distribution
Following agreement between FCA and PSA, PSA announced on October 29, 2020 the sale of approximately 9.7 million ordinary shares of Faurecia, representing approximately 7 percent of Faurecia’s outstanding share capital, with proceeds of approximately €308 million. This sale was recorded as an equity transaction. According to the combination agreement amendment, PSA’s 39.34 percent stake in Faurecia as well as the proceeds from the 7 percent sale are intended to be distributed to all Stellantis shareholders promptly after the closing of the merger. At December 31, 2020, Faurecia continues to be consolidated within continuing operations of PSA’s consolidated financial statements, as PSA concluded that Faurecia was not readily available for distribution until the merger was approved by PSA and FCA shareholders.
On January 12, 2021, PSA (i) converted the manner in which it holds its remaining Faurecia ordinary shares resulting in the loss of the double voting rights attached to such Faurecia ordinary shares and (ii) caused its representatives on the board of directors of Faurecia to resign effective January 11, 2021. As a result of its loss of control over Faurecia on January 12, 2021, PSA will discontinue the consolidation of Faurecia, will recognize a gain of approximately €0.5 billion before tax and Faurecia will be reported retrospectively as a discontinued operation in 2021 until Faurecia is distributed by Stellantis. The remaining 39.34 percent investment in Faurecia will be accounted for as an investment in a non-consolidated entity measured at fair value under IFRS 9.
On January 25, 2021, the extraordinary general meeting of shareholders (“EGM”) was convened, in order to approve the distribution by Stellantis to the holders of its common shares of up to 54,297,006 ordinary shares of Faurecia and up to €308 million which are the proceeds received by PSA from the sale of ordinary shares of Faurecia in November 2020. The EGM will be held on March 8, 2021.

Additional information about share-based payment arrangements [text block]
Anti-dilution adjustments - PSU awards and RSU awards
In December 2020, the FCA Compensation Committee approved the methodology to calculate the conversion factor of 1.144605 that was applied to outstanding awards under the Long Term Incentive Plan to make equity award holders whole for the resulting diminution in the value of an FCA common share as a result of the payment of an extraordinary cash distribution to holders of FCA common shares on January 29, 2021 (January 14, 2021 ex-dividend date). There was no change to the total cost of these awards to be amortized over the remaining vesting period as a result of these adjustments.